Cover	Oct. 28, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 28, 2026
Entity Registrant Name	NEOGENOMICS, INC.
Entity Central Index Key	0001077183
Amendment Flag	false
Entity Incorporation, State or Country Code	NV
Entity File Number	001-35756
Entity Tax Identification Number	74-2897368
Entity Address, Address Line One	9490 NeoGenomics Way,
Entity Address, City or Town	Fort Myers,
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33912
City Area Code	(239)
Local Phone Number	768-0600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock ($0.001 par value)
Trading Symbol	NEO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false